Equity (Details Narrative) - $ / shares	3 Months Ended
	Oct. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017
Equity [Abstract]
Common stock voting rights	Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	200,000,000	600,000,000	600,000,000
Common stock, shares issued	113,914,000	111,314,000	50,340,000	50,340,000
Common stock, shares outstanding	113,914,000	111,314,000	50,340,000	50,340,000